UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Tax-Advantaged Dividend Income Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 87.90%		$558,189,303

(Cost $522,944,874)

Consumer Discretionary 0.00%		89

Publishing 0.00%
SuperMedia, Inc. (I)	26,830	89

Energy 9.16%		58,194,300

Oil, Gas & Consumable Fuels 9.16%
BP PLC, SADR (L)(Z)	187,500	8,900,625
Chevron Corp. (L)(Z)	82,500	7,831,725
Spectra Energy Corp. (L)(Z)	1,155,000	30,295,650
Total SA, SADR (L)(Z)	190,000	11,166,300

Industrials 1.46%		9,264,400

Industrial Conglomerates 1.46%
General Electric Company (L)(Z)	460,000	9,264,400

Telecommunication Services 4.90%		31,115,260

Diversified Telecommunication Services 3.13%
Alaska Communications Systems Group, Inc. (L)(Z)	55,000	506,000
AT&T, Inc. (Z)	400,000	11,008,000
Verizon Communications, Inc. (Z)	235,000	8,370,700

Wireless Telecommunication Services 1.77%
Vodafone Group PLC, SADR (L)(Z)	396,000	11,230,560

Utilities 72.38%		459,615,254

Electric Utilities 20.08%
American Electric Power Company, Inc. (L)(Z)	595,000	21,229,600
Duke Energy Corp. (L)(Z)	765,000	13,678,200
Entergy Corp. (L)(Z)	105,000	7,577,850
FirstEnergy Corp. (C)	510,000	19,951,200
Northeast Utilities	75,000	2,469,000
PNM Resources, Inc. (Z)	58,000	755,740
Progress Energy, Inc. (Z)	671,200	30,150,304
Southern Company (Z)	441,867	16,623,037
UIL Holding Corp.	500,000	15,095,000

Gas Utilities 9.57%
Atmos Energy Corp. (L)(Z)	725,000	23,635,000
Northwest Natural Gas Company (Z)	132,500	5,904,200
ONEOK, Inc. (Z)	530,000	31,211,700

Multi-Utilities 42.73%
Ameren Corp. (L)(Z)	555,000	15,745,350
Black Hills Corp. (L)(Z)	560,000	17,365,600
CH Energy Group, Inc. (Z)	457,000	22,214,770
Consolidated Edison, Inc. (L)(Z)	270,000	13,475,700
Dominion Resources, Inc. (L)(Z)	420,000	18,286,800
DTE Energy Company (L)(Z)	543,100	25,123,806
Integrys Energy Group, Inc. (L)(Z)	555,000	26,412,450
National Grid PLC, SADR	135,000	6,080,400
NiSource, Inc. (Z)	790,500	14,719,110
NSTAR (Z)	600,000	26,028,000
OGE Energy Corp. (Z)	714,200	32,774,637
Public Service Enterprise Group, Inc. (L)(Z)	360,000	11,674,800

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Tax-Advantaged Dividend Income Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Utilities (continued)

Vectren Corp. (L)(Z)	790,000	$20,927,100
Xcel Energy, Inc. (L)(Z)	870,000	20,505,900

	Shares	Value

Preferred Securities 62.48%		$396,761,267

(Cost $405,673,384)

Consumer Discretionary 0.49%		3,104,520

Media 0.49%
Comcast Corp., 7.000% (Z)	123,000	3,104,520

Consumer Staples 0.80%		5,110,700

Food Products 0.80%
Archer-Daniels-Midland Company, 6.250%	122,500	5,110,700

Energy 3.50%		22,192,712

Oil, Gas & Consumable Fuels 3.50%
Nexen, Inc., 7.350% (C)	882,765	22,192,712

Financials 37.26%		236,626,566

Capital Markets 0.00%
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	274,760	2,748
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	65,000	910
Lehman Brothers Holdings, Inc., Depositary Shares, Series F,
6.500% (I)	219,300	1,097

Commercial Banks 12.53%
Barclays Bank PLC, Series 5, 8.125%	450,078	11,607,512
HSBC Holdings PLC, 8.125% (L)(Z)	50,000	1,334,500
HSBC Holdings PLC, 8.000% (C)	325,000	8,797,750
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	858,500	15,238,375
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	242,000	6,771,160
Santander Finance Preferred SA, Series 1, 6.410%	15,500	355,260
Santander Holdings USA, Inc., Series C, 7.300%	40,000	1,000,400
USB Capital VIII, Series 1, 6.350%	55,000	1,375,000
Wells Fargo & Company, 8.000% (Z)	1,207,000	33,083,869

Consumer Finance 0.88%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	150,000	3,501,000
SLM Corp., Series A, 6.970% (Z)	50,000	2,066,500

Diversified Financial Services 20.03%
Bank of America Corp., 8.200% (Z)	160,000	4,078,400
Bank of America Corp., 6.625% (Z)	355,000	8,338,950
Bank of America Corp., 6.375% (Z)	139,000	3,117,770
Bank of America Corp., 6.700% (L)(Z)	500,000	11,770,000
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	240,000	5,373,600
Bank of America Corp., Series MER, 8.625% (C)	652,800	17,181,696
Citigroup Capital VIII, 6.950% (Z)	540,000	13,257,000
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)	27,100	724,383
Citigroup, Inc., 8.125%	260,400	6,942,264

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Tax-Advantaged Dividend Income Fund
As of 01-31-11 (Unaudited)

			Shares	Value

Financials (continued)

Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)			282,000	$6,260,400
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)			310,000	7,126,900
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)			797,893	20,489,892
ING Groep NV, 6.200% (Z)			109,100	2,258,370
ING Groep NV, 7.050% (Z)			140,000	3,150,000
JPMorgan Chase & Company, 8.625% (Z)			140,000	3,820,600
RBS Capital Funding Trust VII, 6.080%			983,000	13,309,820

Insurance 3.81%
MetLife, Inc., Series B, 6.500% (L)(Z)			976,000	24,195,040

Thrifts & Mortgage Finance 0.01%
Federal National Mortgage Association, Series S, 7.750% (I)			60,000	95,400

Telecommunication Services 3.74%				23,751,960

Wireless Telecommunication Services 3.74%
Telephone & Data Systems, Inc., 6.875%			227,900	5,626,851
Telephone & Data Systems, Inc., Series A, 7.600% (Z)			268,940	6,798,803
United States Cellular Corp., 7.500% (Z)			448,389	11,326,306

Utilities 16.69%				105,974,809

Electric Utilities 10.88%
Alabama Power Company, Class A, 5.300% (Z)			193,200	4,781,700
Carolina Power & Light Company, 5.440% (Z)			111,493	10,414,149
Duquesne Light Company, 6.500% (Z)			427,000	20,776,240
Entergy Arkansas, Inc., 4.560% (Z)			9,388	721,996
Entergy Arkansas, Inc., 6.450% (Z)			110,000	2,729,375
Entergy Mississippi, Inc., 4.920% (Z)			8,190	693,847
Entergy Mississippi, Inc., 6.250% (Z)			197,500	4,857,276
FPC Capital I, Series A, 7.100% (Z)			55,000	1,406,350
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)			300,000	7,455,000
PPL Energy Supply, LLC, 7.000% (Z)			297,512	7,533,004
Southern California Edison Company, 6.125% (Z)			50,000	4,896,875
Southern California Edison Company, Series C, 6.000% (Z)			30,000	2,840,625

Independent Power Producers & Energy Traders 2.52%
Constellation Energy Group, Inc., Series A, 8.625% (Z)			597,483	15,982,670

Multi-Utilities 3.29%
BGE Capital Trust II, 6.200% (Z)			160,500	3,973,980
Consolidated Edison Company of New York, Inc., Series C, 4.650%			16,345	1,417,929
Consolidated Edison Company of New York, Inc., Series D, 4.650%			5,000	430,155
Interstate Power & Light Company, Series B, 8.375% (Z)			230,000	6,578,000
Interstate Power & Light Company, Series C, 7.100% (Z)			10,700	282,052
Pacific Enterprises, 4.500% (Z)			45,000	3,690,000
Xcel Energy, Inc., 4.560%, Series G (Z)			53,900	4,513,586

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 0.20%				$1,251,000

(Cost $1,251,000)

Short-Term Securities 0.16%				1,000,000

Federal Home Loan Bank Discount Notes	0.100%	02-01-11	$1,000,000	1,000,000

3

Tax-Advantaged Dividend Income Fund
As of 01-31-11 (Unaudited)

	Shares	Value
Repurchase Agreement 0.04%		$251,000

Repurchase Agreement with State Street Corp. dated 1-31-11 at 0.010% to be repurchased at $251,000 on 2-1-11, collateralized by $265,000 Federal National
Mortgage Association, 3.420% due 11-24-20 (valued at $257,381, including interest)	251,000	251,000

Total investments (Cost $929,869,258)† 150.58%		$956,201,570

Other assets and liabilities, net (50.58%)		($321,189,153)

Total net assets 100.00%		$635,012,417

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the Fund.

Notes to Schedule of Investments

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(C) All or a portion of this security is segregated as collateral for options overlay. Total collateral value at 1-31-11 was $50,403,526.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11. Total value of securities on loan at 1-31-11 was $252,144,803.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-11 was $446,105,103.

* Yield represents the annualized yield at the date of purchase.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $941,751,053. Net unrealized appreciation aggregated $14,450,517, of which $98,806,851 related to appreciated investment securities and $84,356,334 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	1/31/2011	Quoted Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$89	—	—	$89
Energy	58,194,300	$58,194,300	—	—
Industrials	9,264,400	9,264,400	—	—
Telecommunication Services	31,115,260	31,115,260	—	—
Utilities	459,615,254	459,615,254	—	—
Preferred Securities
Consumer Discretionary	3,104,520	3,104,520	—	—
Consumer Staples	5,110,700	5,110,700	—	—
Energy	22,192,712	22,192,712	—	—
Financials	236,626,566	236,623,818	$2,748	—
Telecommunication Services	23,751,960	23,751,960	—	—
Utilities	105,974,809	57,614,271	48,360,538	—
Short-Term Investments	1,251,000	—	1,251,000	—

Total investments in Securities	$956,201,570	$906,587,195	$49,614,286	$89
Other Financial Instruments:
Written Options	($3,555,435)	($3,555,435)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 assets.

5

Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Consumer Discretionary

Balance as of 10-31-10	$89
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of 1-31-11	$89

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or

6

amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the three months ended January 31, 2011, the Fund wrote option contracts to seek to enhance potential gain income and hedge against anticipated changes in securities markets. The following tables summarize the Fund’s written options activities during the three months ended January 31, 2011 and the contracts held at January 31, 2011.

		PREMIUM
	NUMBER OF	RECEIVED
	CONTRACTS	(PAID)
Outstanding, beginning of year	2,519	$2,370,329
Options written	6,522	6,394,262
Options closed	(5,231)	(5,087,524)
Options expired	(1,885)	(765,114)
Outstanding, end of year	1,925	$2,911,953

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE
CALLS
Dow Jones Industrial Average Index	117	Feb 2011	590	$94,392	($148,385)
Morgan Stanley Cyclical Index	1,030	Feb 2011	65	237,054	(284,050)
Philadelphia Semiconductor Index	425	Feb 2011	160	135,518	(311,200)
Russell 1000 Index	690	Feb 2011	100	178,699	(264,000)
Russell 2000 Index	785	Feb 2011	85	250,494	(119,850)
S&P 500 Index	1,250	Feb 2011	280	891,306	(1,148,000)
S&P 500 Index	1,275	Feb 2011	480	896,929	(1,176,000)
S&P 600 SmallCap Index	420	Feb 2011	165	227,561	(103,950)
Total			1,925	$2,911,953	($3,555,435)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010 by risk category:

		Asset	Liability
	Financial instruments	Derivatives	Derivatives Fair
Risk	location	Fair Value	Value

Equity Contracts	Written options, at value	-	($3,555,435)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011